Share capital and Other contributed capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 13, 2023	Jan. 18, 2023	Mar. 29, 2022	Mar. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of authorized shares					400,000,000
Number of shares (in shares)					124,342,715	119,098,118	119,007,062
Total transaction costs accounted for as deduction from equity, net of deferred taxes					$ 15,400
Proceeds from issuing shares					$ 100,260	$ 24	$ 264,706
Entity common stock, shares outstanding (in shares)					124,342,715
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 96,200
Common Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)					124,342,715	119,098,118
IPO
Disclosure of classes of share capital [line items]
Number of shares (in shares)				119,007,062
Number of shares issued (in shares)		5,831,028			5,010,253
IPO | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Total transaction costs accounted for as deduction from equity, net of deferred taxes	$ 95,100
IPO | Olink | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		4,250,000
IPO | Certain Selling Shareholders | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,581,028
IPO | ADR
Disclosure of classes of share capital [line items]
Number of shares represented by ADS (in shares)				13,235,294
Price per ADS (in dollars per share)				$ 20.00
Net proceeds from the initial public offering				$ 249,300
Net proceeds from issuing shares				$ 245,200
IPO | Common Shares
Disclosure of classes of share capital [line items]
Number of shares represented by ADS (in shares)				13,235,294
Over-Allotment Option | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	760,253	874,654
Shares issued, purchase option period		30 days
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					234,344
Number of RSU's issued (in shares)			91,056